INCOME TAXES (Details 1) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Notes and other explanatory information [abstract]
Gain (Loss) from operations before taxes	$ 1,055,966	$ (291,388)	$ 665,309	$ (864,202)
Statutory tax rates	27.37%	24.46%	27.25%	27.25%
Expected income tax (recovery)	$ 289,056	$ (71,275)	$ 181,297	$ (235,495)
Change in statutory tax rates and FX rates	(2,030)	21,890	92,662	84,952
Nondeductible expenses	(180,803)	1,069,536	38,802	(42,264)
Deferral adjustments	224,064	(1,189,931)	(1,374,372)	(1,260,938)
Change in unrecognized deductible temporary differences		1,274,166	1,340,826	1,611,038
Net operating loss	46,425	(1,323,949)
Fiscal year to calendar year adjustment		316,501	(33,856)	(6,749)
Adjustment to prior years provision versus statutory tax returns	6,827	273,994
Total income tax expense:	$ 383,539	$ 370,932	$ 245,358	$ 150,543